SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund

June 30, 2026 (Unaudited)
Shares		Value
Common Stocks — 99.1%
Australia — 4.3%
8,687	BHP Group Ltd.	$362,013
8,450	Coles Group Ltd.	142,327
1,761	Commonwealth Bank of Australia	200,691
4,992	Goodman Group, REIT	107,709
5,756	National Australia Bank Ltd.	151,146
25,929	Paladin Energy Ltd.*	169,120
2,550	Rio Tinto Plc	241,242
		1,374,248
Belgium — 0.8%
3,188	Anheuser-Busch InBev NV	263,424

China — 0.4%
8,350	Baidu, Inc., Class A*	119,205

Denmark — 3.2%
1,227	DSV A/S	291,969
9,168	Novo Nordisk A/S, Class B	440,311
2,018	Novonesis Novozymes, Class B	127,440
5,689	Vestas Wind Systems A/S	161,075
		1,020,795
Finland — 0.9%
12,721	Nokia Oyj	169,650
10,002	Sampo Oyj, Class A	105,041
		274,691
France — 8.1%
2,212	Accor SA	128,307
1,590	Air Liquide SA	314,863
6,522	Engie SA	205,277
985	EssilorLuxottica SA	184,955
700	L’Oreal SA	306,850
703	LVMH Moet Hennessy Louis Vuitton SE	388,801
796	Publicis Groupe SA	78,663
650	Safran SA	256,153
1,308	Schneider Electric SE	428,011
3,813	TotalEnergies SE	294,842
		2,586,722
Germany — 7.4%
1,185	Allianz SE	560,917
567	Deutsche Boerse AG	154,649
3,166	Deutsche Telekom AG	86,319
488	Heidelberg Materials AG	93,096
1,356	Infineon Technologies AG	127,738

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
904	Mercedes-Benz Group AG	$45,470
94	Rheinmetall AG	106,952
1,321	SAP SE	203,630
1,635	Siemens AG	525,664
1,226	Siemens Energy AG	233,726
2,088	Symrise AG	209,447
		2,347,608
Hong Kong — 1.5%
25,000	AIA Group Ltd.	228,881
33,000	Henderson Land Development Co. Ltd.	104,667
11,193	Prudential Plc	148,666
		482,214
Ireland — 3.5%
19,400	Bank of Ireland Group Plc	386,506
1,126	Kerry Group Plc, Class A	103,289
2,338	Kingspan Group Plc	213,811
6,318	Ryanair Holdings Plc, ADR	409,090
		1,112,696
Italy — 3.4%
35,347	Intesa Sanpaolo SpA	242,950
39,582	Terna - Rete Elettrica Nazionale	462,202
4,152	UniCredit SpA	372,097
		1,077,249
Japan — 21.1%
1,600	Advantest Corp.	329,166
10,000	Asics Corp.	271,987
1,000	Fast Retailing Co. Ltd.	512,344
5,700	Fujikura Ltd.	225,959
4,000	Furukawa Electric Co. Ltd.	120,309
1,200	Ibiden Co. Ltd.	181,178
1,900	Inpex Corp.	38,339
600	Kioxia Holdings Corp.*	348,738
14,900	Marubeni Corp.	434,388
5,600	Mitsubishi Electric Corp.	205,377
15,300	Mitsubishi Heavy Industries Ltd.	347,657
36,600	Mitsubishi UFJ Financial Group, Inc.	729,179
27,700	Mitsui Fudosan Co. Ltd.	256,735
500	Mitsui Kinzoku Co. Ltd.	133,795
3,700	Mizuho Financial Group, Inc.	177,707
7,700	Murata Manufacturing Co. Ltd.	552,743
3,000	NEC Corp.	72,427
2,300	Nintendo Co. Ltd.	96,692
3,000	Obayashi Corp.	60,626
1,900	Recruit Holdings Co. Ltd.	132,200
19,500	Ryohin Keikaku Co. Ltd.	426,232

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
3,100	SoftBank Group Corp.	$114,989
3,600	Sumitomo Metal Mining Co. Ltd.	166,970
6,300	Tokio Marine Holdings, Inc.	277,004
800	Tokyo Electron Ltd.	387,883
7,500	Toyota Motor Corp.	125,644
		6,726,268
Korea — 1.2%
341	SK Square Co. Ltd.	385,623

Netherlands — 6.9%
172	ASM International NV	197,797
651	ASML Holding NV	1,289,094
2,433	Heineken NV	204,281
15,528	ING Groep NV	489,960
		2,181,132
Singapore — 2.5%
16,000	DBS Group Holdings Ltd.	810,157

Spain — 5.2%
1,891	Amadeus IT Group SA	110,626
19,603	Banco Bilbao Vizcaya Argentaria SA	493,541
35,020	Banco Santander SA	486,073
22,554	Iberdrola SA	561,359
		1,651,599
Sweden — 1.2%
4,167	Assa Abloy AB, Class B	147,223
11,163	Atlas Copco AB, Class A	226,263
		373,486
Switzerland — 9.8%
3,981	ABB Ltd.	433,050
1,062	Cie Financiere Richemont SA	245,140
1,700	Holcim AG	153,277
3,856	Nestle SA	395,491
4,766	Novartis AG	744,890
1,429	Roche Holding AG	587,442
774	Sika AG	159,611
8,431	UBS Group AG	417,850
		3,136,751
Taiwan — 4.3%
18,029	ASE Technology Holding Co. Ltd.	402,345
12,128	Taiwan Semiconductor Manufacturing Co. Ltd.	956,782
		1,359,127

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
United Kingdom — 12.6%
4,463	Anglo American Plc	$218,921
2,320	AstraZeneca Plc	433,155
30,314	Barclays Plc	203,134
5,828	British American Tobacco Plc	360,654
2,173	Coca-Cola Europacific Partners Plc	217,452
3,370	DCC Plc	278,920
8,054	Diageo Plc	162,208
33,923	HSBC Holdings Plc	641,460
1,202	InterContinental Hotels Group Plc	206,603
676	London Stock Exchange Group Plc	73,086
31,605	NatWest Group Plc	278,881
22,562	Rolls-Royce Holdings Plc	432,506
6,396	Shell Plc	248,517
4,453	Unilever Plc	267,481
		4,022,978
United States — 0.8%
3,564	Sunbelt Rentals Holdings, Inc.	259,988

Total Common Stocks		31,565,961
(Cost $26,634,072)
Investment Company — 2.5%
811,128	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	811,128
Total Investment Company		811,128
(Cost $811,128)
Total Investments		$32,377,089
(Cost $27,445,200) — 101.6%
Liabilities in excess of other assets — (1.6)%		(513,364)
NET ASSETS — 100.0%		$31,863,725

(a)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
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